SCHEDULE OF CONSIDERATION TRANSFERRED TO THE ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) (Parenthetical)	Jul. 03, 2024
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	9 years
Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years